Concentration of Risks (Tables)	12 Months Ended
Mar. 31, 2025
Concentration of Risks [Abstract]
Schedule of Customer and Supplier Accounte Revenue

The following customers accounted for 10% or more of revenue for the fiscal years ended March 31, 2025, 2024 and 2023:

	For the Fiscal Year Ended		For the Fiscal Year Ended			For the Fiscal Year Ended
	March 31, 2025		March 31, 2024			March 31, 2023
	US$’000%		US$’000%			US$000%
Customer A	29,305	55.08%	20,103	31.68%		3,500	6.42%*
Customer B	1,808	3.40%*	18,795	29.62%		22,702	41.66%
Customer C	7,246	13.62%	5,047	7.95	%*	-	-%
Customer F	-	-%	857	1.35	%*	8,710	15.98%

The following customers accounted for 10% or more of the Group’s accounts receivable (gross amount), as of March 31, 2025 and 2024:

	As of March 31, 2025		As of March 31, 2024
	US$’000%		US$’000%
Customer A	3,548	15.32%	3,071	13.62%
Customer B	8,888	38.37%	5,101	22.63%
Customer D	693	2.99%*	2,424	10.75%
Customer E	2,445	10.56%	--	- %*

*	Represents less than 10%

The following supplier accounted for 10% or more of purchases for the fiscal years ended March 31, 2025, 2024 and 2023:

	For the Fiscal Year Ended			For the Fiscal Year Ended			For the Fiscal Year Ended
	March 31, 2025			March 31, 2024			March 31, 2023
	US$’000%			US$’000%			US$’000%
Supplier A	1,456	5.86	%*	9,193	31.54%		5,123	15.60%
Supplier B	6,525	26.28%		-	-	%*	-	-	%*
Supplier D	-	-	%*	6,496	22.29%		10,955	33.35%
Supplier E	3,817	15.37%		3,915	13.43%		-	-	%*
Supplier F	9,027	36.36%		183	0.64	%*	5	-	%*
Supplier H	-	-	%*	560	1.92	%*	3,767	11.47%

The following suppliers accounted for 10% or more of the Group’s accounts payable as of March 31, 2025 and 2024

	As of March 31, 2025		As of March 31, 2024
	US$’000%		US$’000%
Supplier A	6,198	59.9%	4,694	72.37%
Supplier B	2,459	23.8%	-	- %*
Supplier C	269	2.6%*	808	12.45%

*	Represents less than 10%